Short-term borrowings and long-term debt - Summary of Short-Term Borrowings and Long-Term Debt (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	¥ 824,045	¥ 1,976,553	¥ 1,201,747
Long-term debt
Long-term loans	254,916	693,603	526,790
Unsecured bonds	259,441	189,608	289,491
Unsecured zero coupon convertible bonds	117,359	26,495	40,738
Lease liabilities	406,237	465,349	402,023
Total	1,037,953	1,375,055	1,259,042
Less — Portion due within one year	98,923	171,409	205,406
Non-current portion of non-current borrowings	¥ 939,030	¥ 1,203,646	¥ 1,053,636
Short-term borrowings [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	0.74%	0.18%	0.14%
Long-term loans [member] | Bottom of range [member]
Long-term debt
Borrowings, maturity	2020	2022	2021
Long-term loans [member] | Top of range [member]
Long-term debt
Borrowings, maturity	2030	2056	2030
Long-term loans [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	0.26%	0.70%	0.62%
Unsecured Bonds [Member] | Bottom of range [member]
Long-term debt
Borrowings, maturity	2020	2022	2021
Unsecured Bonds [Member] | Top of range [member]
Long-term debt
Borrowings, maturity	2029	2029	2029
Unsecured Bonds [Member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	0.29%	0.25%	0.28%
Lease liabilities [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	2.48%	2.10%	2.12%
Unsecured Zero Coupon Convertible Bonds [Member]
Long-term debt
Borrowings, maturity	2022	2022	2022
Unsecured Zero Coupon Convertible Bonds [Member] | Weighted average [member]
Long-term debt
Borrowings, interest rate		0.00%